Notes and Capital Lease Payable (Narrative) (Details) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended
	Dec. 24, 2013	Oct. 24, 2013	Dec. 31, 2013
Security and guarantee agreement with the export-import bank		$ 400,000
Interest rate		4.24%
Lease expiration date			Dec. 31, 2016
Repayment of principal plus all accrued interest	402,091
Fees	1,062
De Lage Landon [Member]
Tangible asset capital lease interest rate			10.00%
Lease expiration date			Oct. 01, 2018
Capital leases, rent expense			451.50
Dell Computers [Member]
Tangible asset capital lease interest rate			15.09%
Lease expiration date			Dec. 15, 2016
Capital leases, rent expense			$ 592.13